UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total operating revenues	$ 268,033	$ 138,175
Vessel operating expenses (including related party of $2.7 million in 2026 and $0.4 million in 2025)	80,898	60,737
Realized and unrealized gain/(loss) on oil and gas derivative instruments (including related party of $47.0 million in 2026 and $4.3 million in 2025)	42,417	(22,370)
Other operating income/(loss) (including related party of $0.3 million in 2026 and $1.1 million in 2025)	(4,428)	1,628
Interest income (including related party of $0.1 million in 2026 and $1.3 million in 2025)	19,437	14,522
Liquefaction services revenue
Total operating revenues	111,787	112,200
Vessel management fees and other revenues (including related party of $0.3 million in 2026 and $nil in 2025)
Total operating revenues	57,920	16,880
Related Party
Vessel operating expenses (including related party of $2.7 million in 2026 and $0.4 million in 2025)	2,700	400
Realized and unrealized gain/(loss) on oil and gas derivative instruments (including related party of $47.0 million in 2026 and $4.3 million in 2025)	(47,000)	(4,300)
Other operating income/(loss) (including related party of $0.3 million in 2026 and $1.1 million in 2025)	300	1,100
Interest income (including related party of $0.1 million in 2026 and $1.3 million in 2025)	100	1,300
Related Party | Liquefaction services revenue
Total operating revenues	104,800	17,300
Related Party | Vessel management fees and other revenues (including related party of $0.3 million in 2026 and $nil in 2025)
Total operating revenues	$ 300	$ 0